Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property and equipment, gross	$ 31,892	$ 31,892	$ 42,053
Less accumulated depreciation	(22,629)	(17,969)	(21,442)
Total property and equipment, net	9,263	13,923	20,611
Information Technology Equipment [Member]
Property and equipment, gross	$ 31,892	31,892	31,892
Furniture and Office Equipment [Member]
Property and equipment, gross			$ 10,161